Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares par value (in New Shekels per share)	₪ 1.5	₪ 1.5
Ordinary shares, shares authorized	30,000,000	30,000,000
Ordinary shares, shares issued	11,454,512	11,452,672
Ordinary shares, shares outstanding	11,454,512	11,452,672